Intangible assets - Cost less accumulated amortisation and impairment (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Oct. 12, 2022
Breakdown of intangible assets and goodwill
Balance at the beginning		£ 7,303	[1]	£ 2,164
Balance at the end	[1]	7,042		7,303
Goodwill		5,016		5,100
Measurement period adjustments
Breakdown of intangible assets and goodwill
Goodwill				(16)	£ (16)
Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		8,165		3,040
Exchange differences		(405)		(177)
Additions		44		37
Disposals/retirements		(37)		(193)
Acquisition of companies and businesses		252		5,441
Hyperinflationary adjustment		18		18
Disposal of companies and businesses				(1)
Balance at the end		8,037		8,165
Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(862)		(876)
Exchange differences		43		(37)
Disposals/retirements		36		192
Hyperinflationary adjustment		(11)		(1)
Impairment charge		(4)		(22)
Amortisation charge		(197)		(118)
Balance at the end		(995)		(862)
Goodwill
Breakdown of intangible assets and goodwill
Balance at the beginning		5,100		1,844
Balance at the end		5,016		5,100
Goodwill | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		5,165		1,888
Exchange differences		(269)		(72)
Disposals/retirements		(2)
Acquisition of companies and businesses		172		3,336
Hyperinflationary adjustment		14		14
Disposal of companies and businesses				(1)
Balance at the end		5,080		5,165
Goodwill | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(65)		(44)
Exchange differences		12		1
Disposals/retirements		2
Hyperinflationary adjustment		(10)
Impairment charge		(3)		(22)
Balance at the end		(64)		(65)
Customer lists
Breakdown of intangible assets and goodwill
Balance at the beginning		900		241
Balance at the end		771		900
Customer lists | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		1,473		876
Exchange differences		(70)		(5)
Disposals/retirements		(15)		(180)
Acquisition of companies and businesses		69		779
Hyperinflationary adjustment		3		3
Balance at the end		1,460		1,473
Customer lists | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(573)		(635)
Exchange differences		26		(31)
Disposals/retirements		15		179
Hyperinflationary adjustment		(1)		(1)
Impairment charge		(1)
Amortisation charge		(155)		(85)
Balance at the end		(689)		(573)
Indefinite lived brands
Breakdown of intangible assets and goodwill
Balance at the beginning		1,185
Balance at the end		1,127		1,185
Indefinite lived brands | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		1,185
Exchange differences		(58)		(107)
Acquisition of companies and businesses				1,292
Balance at the end		1,127		1,185
Other intangibles
Breakdown of intangible assets and goodwill
Balance at the beginning		37		19
Balance at the end		37		37
Other intangibles | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		81		67
Exchange differences		(5)		2
Disposals/retirements		(12)		(12)
Acquisition of companies and businesses		11		23
Hyperinflationary adjustment		1		1
Balance at the end		76		81
Other intangibles | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(44)		(48)
Exchange differences		2		(2)
Disposals/retirements		12		12
Amortisation charge		(9)		(6)
Balance at the end		(39)		(44)
Product development
Breakdown of intangible assets and goodwill
Balance at the beginning		18		14
Balance at the end		21		18
Product development | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		55		46
Exchange differences				(1)
Additions		10		10
Balance at the end		65		55
Product development | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(37)		(32)
Amortisation charge		(7)		(5)
Balance at the end		(44)		(37)
Computer software
Breakdown of intangible assets and goodwill
Balance at the beginning		63		46
Balance at the end		70		63
Computer software | Cost
Breakdown of intangible assets and goodwill
Balance at the beginning		206		163
Exchange differences		(3)		6
Additions		34		27
Disposals/retirements		(8)		(1)
Acquisition of companies and businesses				11
Balance at the end		229		206
Computer software | Accumulated amortisation/depreciation and impairment
Breakdown of intangible assets and goodwill
Balance at the beginning		(143)		(117)
Exchange differences		3		(5)
Disposals/retirements		7		1
Amortisation charge		(26)		(22)
Balance at the end		£ (159)		£ (143)

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).